Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets [abstract]
Advances to suppliers	$ 199,199	$ 0
Non-trade receivables	12,914	11,993
Payment in Lieu of Tax (“PILOT”’) Bonds	8,045	20,037
Prepaid expenses	10,658	0
Other	22,695	14,413
Total	253,511	46,443
Current:
Trade receivables, other than related parties	872,362	767,257
Beginning balance	42,953	62,226	$ 956,663
Other receivables	238,464	218,717
Receivables from related parties (Note 29)	8,133	8,734
Current prepayments and other current assets	$ 1,161,912	$ 1,056,934